Annual Total Returns [BarChart] - LVIP US Growth Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2016	4.08%
2017	15.22%
2018	(4.62%)
2019	17.18%
2020	8.50%